Operating Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease costs	$ 31,088	$ 34,759
Income from sub-leases	(940)	(1,761)
Net operating lease costs	$ 30,148	$ 32,998